Redeemable Convertible Preferred Stock (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 EUR (€) shares	Sep. 30, 2015 USD ($) shares	May. 13, 2015 shares	Feb. 28, 2014 $ / shares	Dec. 31, 2013 shares
Redeemable Convertible Preferred Stock
Liquidation preference			$ 6,777,338		$ 0
Carrying value			7,304,914
Issuance costs incurred	$ 417,775	$ 1,954,007	$ 2,480,049
Original issue price (in dollars per share) | $ / shares			$ 2.2472
Recorded cumulative deemed dividends			$ 610,889
Conversion Price (in dollars per share) | $ / shares			$ 2.2472
Conversion ratio | shares			1
Maximum period between the initial preferred stock closing and IPO at a price per share at least three times the original issue price that triggers conversion of preferred stock			6 months
Minimum initial public offering price as a percentage to the original issue price of preferred stock when an IPO closes within six months of the issuance of preferred stock that triggers conversion of preferred stock			33.30%
Minimum period between the initial preferred stock closing and IPO at a price per share at least five times the original issue price that triggers conversion of preferred stock			6 months
Minimum initial public offering price as a percentage to the original issue price of preferred stock when an IPO closes after six months of the issuance of preferred stock that triggers conversion of preferred stock			20.00%
Minimum gross proceeds from the initial public offering that triggers automatic conversion of preferred stock			$ 25,000,000
Additions to redemption price in lieu of accruing dividends as a percentage of preferred stock original issue price per share for each 12 month period after the date of initial closing			10.00%
Maximum number of days after receipt of written notice requesting redemption			P60D
Series A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Preferred shares authorized | shares			3,017,488	0	0			0
Preferred shares issued | shares			3,015,902
Preferred shares outstanding | shares			3,015,902	0	0	0
Redemption value			$ 9,020,637
Liquidation preference			6,777,338
Carrying value			7,304,914	€ 0
Issuance costs incurred			119,097
Accretion of issuance costs	$ 83,314		$ 35,784
Preferred stock dividend rate (as a percent)			8.00%
Original issue price (in dollars per share) | $ / shares			$ 2.2472				$ 2.2472
Dividends in arrears			$ 440,258